Shareholder Report, Holdings (Details)	Oct. 31, 2025
Fidelity Small Cap Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Small Cap Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Small Cap Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Small Cap Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Small Cap Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Small Cap Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Small Cap Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Small Cap Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Small Cap Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Small Cap Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Small Cap Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Small Cap Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Small Cap Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Small Cap Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Index Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Small Cap Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Large Cap Growth Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Series Large Cap Growth Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Series Large Cap Growth Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Series Large Cap Growth Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Series Large Cap Growth Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Series Large Cap Growth Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series Large Cap Growth Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Series Large Cap Growth Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Large Cap Growth Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Large Cap Growth Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Large Cap Growth Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Series Large Cap Growth Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	53.60%
Fidelity Series Large Cap Growth Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Series Large Cap Growth Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Large Cap Growth Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Series Large Cap Growth Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Large Cap Growth Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Series Large Cap Growth Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Large Cap Growth Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Series Large Cap Growth Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Large Cap Growth Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Large Cap Growth Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Series Large Cap Growth Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Large Cap Growth Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Large Cap Growth Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Growth Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Growth Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Large Cap Growth Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Large Cap Growth Index Fund | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Growth Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Growth Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Series Large Cap Growth Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mid Cap Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Mid Cap Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mid Cap Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Mid Cap Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Mid Cap Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Mid Cap Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Mid Cap Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Mid Cap Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Mid Cap Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Mid Cap Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Mid Cap Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Mid Cap Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Mid Cap Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Mid Cap Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Mid Cap Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid Cap Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mid Cap Index Fund | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Mid Cap Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Large Cap Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Large Cap Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Large Cap Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Large Cap Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Large Cap Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Large Cap Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Large Cap Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Large Cap Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Large Cap Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Large Cap Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Large Cap Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Large Cap Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Large Cap Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Large Cap Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Large Cap Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Large Cap Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Large Cap Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Large Cap Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Large Cap Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Large Cap Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Large Cap Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Large Cap Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Large Cap Value Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Large Cap Value Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Large Cap Value Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Value Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Value Index Fund | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Value Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Value Index Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Large Cap Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Large Cap Growth Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Large Cap Growth Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Large Cap Growth Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Large Cap Growth Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Large Cap Growth Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Large Cap Growth Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Large Cap Growth Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Large Cap Growth Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Large Cap Growth Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Large Cap Growth Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Large Cap Growth Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Large Cap Growth Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Fidelity Large Cap Growth Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Large Cap Growth Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Large Cap Growth Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Large Cap Growth Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Large Cap Growth Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Large Cap Growth Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Large Cap Growth Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Large Cap Growth Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Large Cap Growth Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Large Cap Growth Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Large Cap Growth Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Large Cap Growth Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Large Cap Growth Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Growth Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Growth Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Large Cap Growth Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Large Cap Growth Index Fund | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Growth Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Large Cap Growth Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Large Cap Growth Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Small Cap Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Flex Small Cap Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Flex Small Cap Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Flex Small Cap Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Small Cap Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Small Cap Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Small Cap Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Small Cap Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Small Cap Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Small Cap Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Small Cap Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Flex Small Cap Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Flex Small Cap Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Flex Small Cap Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Flex Small Cap Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Flex Small Cap Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Flex Small Cap Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Flex Small Cap Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Flex Small Cap Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Flex Small Cap Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Flex Small Cap Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Flex Small Cap Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Flex Small Cap Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Small Cap Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Small Cap Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex Small Cap Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex Small Cap Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Small Cap Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Small Cap Index Fund | BahamasNassauMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Small Cap Index Fund | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Small Cap Index Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Small Cap Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Flex Small Cap Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex Mid Cap Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Flex Mid Cap Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Flex Mid Cap Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Mid Cap Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Mid Cap Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Mid Cap Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Mid Cap Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Mid Cap Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Mid Cap Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Mid Cap Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Mid Cap Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Flex Mid Cap Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Flex Mid Cap Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Flex Mid Cap Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex Mid Cap Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Flex Mid Cap Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Flex Mid Cap Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Flex Mid Cap Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Flex Mid Cap Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Flex Mid Cap Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Flex Mid Cap Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Flex Mid Cap Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Flex Mid Cap Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex Mid Cap Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex Mid Cap Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Mid Cap Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Mid Cap Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex Mid Cap Index Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Mid Cap Index Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Mid Cap Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Flex Mid Cap Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Mid Cap Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Mid Cap Focused Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Flex Mid Cap Focused Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Flex Mid Cap Focused Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Mid Cap Focused Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Mid Cap Focused Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Mid Cap Focused Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Mid Cap Focused Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Mid Cap Focused Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Mid Cap Focused Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Mid Cap Focused Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Mid Cap Focused Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Flex Mid Cap Focused Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Flex Mid Cap Focused Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Flex Mid Cap Focused Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Mid Cap Focused Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Flex Mid Cap Focused Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Flex Mid Cap Focused Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Flex Mid Cap Focused Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Flex Mid Cap Focused Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Flex Mid Cap Focused Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Flex Mid Cap Focused Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Flex Mid Cap Focused Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Flex Mid Cap Focused Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Mid Cap Focused Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Mid Cap Focused Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Mid Cap Focused Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex Mid Cap Focused Index Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Mid Cap Focused Index Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Mid Cap Focused Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Flex Mid Cap Focused Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Small Cap Focused Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Flex Small Cap Focused Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Flex Small Cap Focused Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex Small Cap Focused Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Small Cap Focused Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Small Cap Focused Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Small Cap Focused Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Small Cap Focused Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Small Cap Focused Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Small Cap Focused Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex Small Cap Focused Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Flex Small Cap Focused Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Flex Small Cap Focused Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Flex Small Cap Focused Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Flex Small Cap Focused Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Flex Small Cap Focused Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Flex Small Cap Focused Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Flex Small Cap Focused Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Flex Small Cap Focused Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Flex Small Cap Focused Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Flex Small Cap Focused Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Flex Small Cap Focused Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Flex Small Cap Focused Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Small Cap Focused Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Small Cap Focused Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex Small Cap Focused Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Small Cap Focused Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Small Cap Focused Index Fund | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex Small Cap Focused Index Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Small Cap Focused Index Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Small Cap Focused Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Flex Small Cap Focused Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%